December 17, 2021

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:  Calamos Investment Trust (the “Trust”) (File Nos. 33-19228 and 811-05443)

Ladies and Gentlemen:

On behalf of the Trust, and pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and Rule 497(j) thereunder, we hereby represent that the definitive form of the Trust’s Prospectus and Statement of Additional Information relating to Calamos Global Sustainable Equities Fund, each dated December 17, 2021, that would have been filed pursuant to the requirements of Rule 497(c) under the Securities Act, would not have differed from those contained in the Trust’s Post-Effective Amendment No. 140 to its Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission pursuant to Rule 485(b) under the Securities Act on December 14, 2021.

If you have any questions concerning this filing, please call me at 630-245-1105.

Sincerely,

/s/ Tammie Lee
Tammie Lee, Esq.
Assistant Secretary

cc:	John P. Calamos, Sr.
J. Christopher Jackson, Esq.
Paulita Pike, Esq., Ropes & Gray LLP
Rita Rubin, Esq., Ropes & Gray LLP